Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Revenues from third parties, net	$ 374,788	$ 304,068	$ 245,075
Revenues from related parties, net	258,233	338,624	447,306
Total revenue	633,021	642,692	692,381
Costs and expenses:
Cost of revenues	507,449	507,647	550,556
Research and development	79,042	76,426	71,364
General and administrative	17,095	18,770	16,346
(Recovery of ) bad debt expense	(1,541)	(8,788)	218
Sales and marketing	14,368	13,279	10,360
Total costs and expenses	616,413	607,334	648,844
Operating income	16,608	35,358	43,537
Non operating income (loss):
Interest income	556	607	766
Gains (losses) on sale of marketable securities, net	350	296	(87)
Equity in losses of equity method investees	(349)	(410)	(89)
Foreign currency exchange gains (losses), net	466	(899)	(510)
Interest expense	(455)	(182)	(3)
Other income (loss), net	(368)	524	111
Total non operating income (loss)	200	(64)	188
Earnings before income taxes	16,808	35,294	43,725
Income tax expense	7,301	6,228	7,915
Net income	9,507	29,066	35,810
Net loss attributable to noncontrolling interests	1,199	4,140	3,840
Net income attributable to Himax Technologies, Inc. stockholders	$ 10,706	$ 33,206	$ 39,650
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.03	$ 0.09	$ 0.11
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.03	$ 0.09	$ 0.11
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.06	$ 0.19	$ 0.21
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.06	$ 0.19	$ 0.21